REGULATORY MATTERS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of Actual Capital Amount and Ratio of Company's and Bank's

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table (dollars in thousands):

	Actual		Minimum For Capital Adequacy Purposes:		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
September 30, 2015
Total Capital (to risk weighted assets):
Consolidated	$140,064	17.78%	$63,035	8.00%	Not applicable
Bank	121,947	15.48%	63,020	8.00%	$78,775	10.00%
Tier 1 Capital (to risk weighted assets):
Consolidated	130,210	16.53%	47,276	6.00%	Not applicable
Bank	112,093	14.23%	47,265	6.00%	63,020	8.00%
Tier 1 Capital (to average assets):
Consolidated	130,210	15.91%	32,744	4.00%	Not applicable
Bank	112,093	13.70%	32,723	4.00%	40,904	5.00%
Tier 1 Common Equity Ratio (to risk weighted assets):
Consolidated	94,838	12.04%	35,457	4.50%	Not applicable
Bank	112,093	14.23%	35,449	4.50%	51,204	6.50%

December 31, 2014
Total Capital (to risk weighted assets):
Consolidated	$115,471	17.16%	$53,819	8.00%	Not applicable
Bank	112,725	16.77%	53,778	8.00%	$67,223	10.00%
Tier 1 Capital (to risk weighted assets):
Consolidated	107,029	15.91%	26,909	4.00%	Not applicable
Bank	104,289	15.51%	26,889	4.00%	40,334	6.00%
Tier 1 Capital (to average assets):
Consolidated	107,029	14.32%	29,901	4.00%	Not applicable
Bank	104,289	13.96%	29,880	4.00%	37,351	5.00%

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table:

	Actual		Minimum For Capital Adequacy Purposes:		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2014:
Total Capital (to risk weighted assets)
Consolidated	$115,471	17.16%	$53,819	8.00%	Not applicable
Bank	112,725	16.77	53,778	8.00	$67,223	10.00%
Tier 1 Capital (to risk weighted assets)
Consolidated	107,029	15.91	26,909	4.00	Not applicable
Bank	104,289	15.51	26,889	4.00	40,334	6.00
Tier 1 Capital (to average assets)
Consolidated	107,029	14.32	29,901	4.00	Not applicable
Bank	104,289	13.96	29,880	4.00	37,351	5.00

December 31, 2013:
Total Capital (to risk weighted assets)
Consolidated	$106,725	17.86%	$47,818	8.00%	Not applicable
Bank	104,194	17.44	47,800	8.00	$59,750	10.00%
Tier 1 Capital (to risk weighted assets)
Consolidated	99,212	16.60	23,909	4.00	Not applicable
Bank	96,683	16.18	23,900	4.00	35,850	6.00
Tier 1 Capital (to average assets)
Consolidated	99,212	13.14	30,211	4.00	Not applicable
Bank	96,683	12.81	30,190	4.00	37,738	5.00